Concentration and Risks - Additional Information (Detail) - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk number of customers	0	0	0
Customer concentration risk [Member] | Customer one [Member] | More than [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Instructor concentration risk [Member] | Learning services [Member]
Concentration Risk [Line Items]
Concentration risk number of instructors	1	1	1
Instructor concentration risk [Member] | Learning services [Member] | More than [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%